Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Salaries and wages	$ 18,675	$ 11,634	$ 15,262
Consulting fees	1,112	2,193	6,896
Office and general	7,560	9,843	9,533
Professional fees	6,530	4,658	3,559
Director fees	351	365	188
Other	4,142	3,336	3,496
General and administrative expense	$ 38,370	$ 32,029	$ 38,934